Financial Risk Management Objectives and Policies - Schedule of Credit Quality and Maximum Exposure To Credit Risk (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]	¥ 3,609	$ 516	¥ 9,846
Cash and bank balances - Not yet past due		2,470,085	353,217	1,261,211
Trade receivables	[2]	252,938	36,170	83,143
Financial assets included in other non-current assets - Normal	[1]	690	99	2,439
Total		2,727,322	$ 390,002	1,356,639
Stage 1 [Member]
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]	3,609		9,846
Cash and bank balances - Not yet past due		2,470,085		1,261,211
Trade receivables	[2]
Financial assets included in other non-current assets - Normal	[1]	690		2,439
Total		2,474,384		1,273,496
Stage 2 [Member]
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]
Cash and bank balances - Not yet past due
Trade receivables	[2]
Financial assets included in other non-current assets - Normal	[1]
Total
Stage 3 [Member]
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]
Cash and bank balances - Not yet past due
Trade receivables	[2]
Financial assets included in other non-current assets - Normal	[1]
Total
Simplified approach [Member]
Schedule of Credit Quality and Maximum Exposure To Credit Risk [Line Items]
Financial assets included in prepayments, other receivables and other assets - Normal	[1]
Cash and bank balances - Not yet past due
Trade receivables	[2]	252,938		83,143
Financial assets included in other non-current assets - Normal	[1]
Total		¥ 252,938		¥ 83,143

[1]	The credit quality of the financial assets included in prepayments, other receivables and other assets and financial assets included in other non- current assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.
[2]	For trade receivables to which the Group applies the simplified approach for impairment, information based on provision matrix is disclosed in note 21 to the financial statements.